SELLING AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Selling and Administrative Expenses

	2025	2024	2023
Managers and directors’ compensation fees	7,778,342	6,369,629	8,033,987
Fees and compensation for services	6,872,088	8,015,518	9,486,672
Salaries, wages, and social security contributions	24,997,886	25,192,557	27,687,999
Transport and traveling expenses	1,466,378	1,515,255	1,496,586
Data processing	6,189,178	4,860,574	3,984,211
Advertising expenses	4,028,651	5,199,336	6,095,280
Taxes, duties, contributions, and commissions	18,857,003	19,767,834	23,859,509
Depreciation and amortization	5,214,332	5,260,243	5,771,914
Preservation and maintenance	221,548	242,548	341,786
Communications	498,089	402,633	606,812
Leases	1,140,723	660,784	429,955
Employee benefits	896,463	1,315,161	1,577,388
Water, natural gas, and energy services	87,142	80,768	53,050
Freight	9,375,292	11,815,474	13,429,770
Insurance	3,818,577	3,699,457	4,967,201
Allowance for doubtful accounts	1,404,874	100,647	313,969
Others	1,498,209	1,762,850	2,627,790
Total	94,344,775	96,261,268	110,763,879